Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Additional information related to operating leases
The following table summarizes the balances related to the Company's total lease expense and provides supplemental other information related to operating leases for the year ended December 31, 2021 and 2020 (in thousands of U.S. dollars):

	2021		2020
Operating lease costs	$14,928		$16,403
Variable lease costs	904		724
Sublease income	(368)		(1,194)
Total lease costs	$15,464		$15,933

Other information:
Operating lease right-of-use assets (1)	$75,010		$64,746
Operating lease liabilities (2)	$85,462		$75,463
Operating lease right-of-use assets obtained in exchange for lease obligations, non-cash	$26,553		$852
Operating cash outflows from operating leases	$16,874		$16,495
Weighted-average remaining lease term on operating leases (3)	8.9	Yrs	9.1	Yrs
Weighted-average discount rate on operating leases (4)	2.4%		2.7%

(1) Included in Other assets in the Consolidated Balance Sheets
(2) Included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets
(3) Weighted-average remaining lease term is calculated on the basis of the remaining lease term and the lease liability balance for each lease as of the reporting date
(4) Weighted-average discount rate is calculated on the basis of the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date and the remaining balance of the lease payments for each lease as of the reporting date

Contractual maturities of operating lease liabilities
The following table shows the contractual maturities of the Company's operating lease liabilities at December 31, 2021 (in thousands of U.S. dollars):

Year	Expected cash flows
2022	$13,453
2023	12,834
2024	14,452
2025	11,586
2026	10,751
2027 to 2038	34,104
Discount	(11,718)
Total discounted operating lease liabilities	$85,462
The Company has additional lease commitments of $4 million related to leases that will not commence until 2022, with contractual lease terms of up to 8 years. As these leases have not yet commenced, the commitments are not included in the maturity table above or in the Consolidated Balance Sheets at December 31, 2021.